Statutory capital and surplus - Dividend Capacity (Details) $ in Millions, kr in Billions			9 Months Ended		12 Months Ended
	Jan. 01, 2018	Apr. 18, 2016 USD ($)	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2017 USD ($)
Statutory Accounting Practices [Line Items]
Dividends paid		$ 27.0			$ 20.0
Amount available for dividend payments									$ 391.6
Dividends declared					$ 102.5
Percentage of statutory surplus available for dividend payments without regulatory approval					10.00%
Committed period to refrain from payment of dividends					2 years
Earned surplus									121.0
Net unrestricted cash, short term investments, and fixed maturity investments									68.0
Assumed from other companies					$ 942.2	$ 877.7	$ 868.3
Safety reserve								kr 10.7	1,300.0
Statutory tax rate (as a percent)	21.00%		22.00%	22.00%	35.00%
Amount equal to the deferred tax liability included in solvency capital									286.6
Swedish Tax Authority
Statutory Accounting Practices [Line Items]
Statutory tax rate (as a percent)					22.00%	22.00%	22.00%
Sirius Bermuda
Statutory Accounting Practices [Line Items]
Amount available for dividend payments without regulatory approval									636.7
Percentage of regulatory capital available for distribution without prior approval of regulatory authorities					25.00%
Dividends paid					$ 120.0
Sirius America
Statutory Accounting Practices [Line Items]
Percentage of statutory surplus available for dividend payments without regulatory approval					125.00%
Maximum contribution as per capital maintenance agreement									200.0
Accident year stop loss cover with an attachment point, percentage					83.00%
Accident year stop loss cover with an attachment point, limit					$ 27.0
Percentage of reinsurance business on accident year basis					75.00%
Assumed from other companies					$ 115.0	$ 33.4
US | Sirius America
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus						$ 544.3			$ 521.8